Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004016
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,102		$ 9,871		$ 10,508		$ 10,555		$ 11,210		$ 12,162		$ 12,947		$ 13,621		$ 15,251		$ 14,671		$ 15,422		$ 14,325		$ 15,205		$ 16,542		$ 16,507		$ 16,797		$ 18,438		$ 17,455		$ 21,813		$ 22,992		$ 27,328		$ 29,761		$ 30,435		$ 31,462		$ 28,388		$ 24,293		$ 23,621		$ 21,460		$ 23,832		$ 24,038		$ 26,496		$ 24,101		$ 27,747		$ 29,533		$ 31,478	$ 31,810	$ 33,802	$ 31,485	$ 35,304	$ 39,599
C000033095
Account Value [Line Items]
Accumulated Value		10,000		9,094		9,855		10,488		10,525		11,170		12,109		12,880		13,537		15,151		14,562		15,296		14,201		15,062		16,374		16,327		16,598		18,201		17,215		21,499		22,647		26,896		29,274		29,916		30,902		27,862		23,831		23,157		21,024		23,334		23,525		25,911		23,549		27,096		28,819		30,700	31,001	32,929	30,650	34,346	38,497
C000184320
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 528,144		$ 562,560		$ 591,991		$ 663,110		$ 638,071		$ 670,863		$ 623,533		$ 662,049		$ 720,385		$ 719,187		$ 732,017		$ 803,754		$ 760,968		$ 951,513		$ 1,003,133		$ 1,192,688		$ 1,299,380		$ 1,329,262		$ 1,374,359		$ 1,240,650		$ 1,062,099		$ 1,033,212		$ 939,017		$ 1,043,050		$ 1,052,470		$ 1,160,480		$ 1,055,819		$ 1,216,088		$ 1,294,878		$ 1,380,600		$ 1,395,518		$ 1,483,845		$ 1,382,593		$ 1,550,824		$ 1,740,113
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,906		10,283		10,205		10,792		11,405		12,037		12,573		13,757		13,021		13,357		12,508		12,728		13,680		13,751		14,082		14,769		13,002		14,741		14,771		17,283		18,949		19,632		20,277		19,569		17,918		17,574		16,230		18,005		18,287		19,843		17,935		20,651		21,481		23,220	23,816	24,931	24,024	26,906	29,208
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		9,151		9,906		10,283		10,205		10,792		11,405		12,037		12,573		13,757		13,021		13,357		12,508		12,728		13,680		13,751		14,082		14,769		13,002		14,741		14,771		17,283		18,949		19,632		20,277		19,569		17,918		17,574		16,230		18,005		18,287		19,843		17,935		20,651		21,481		23,220	23,816	24,931	24,024	26,906	29,208
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000		512,195		540,583		564,624		617,827		584,740		599,860		561,701		571,605		614,341		617,543		632,427		663,272		583,885		661,999		663,339		776,153		850,991		881,656		910,614		878,843		804,676		789,223		728,880		808,589		821,267		891,114		805,427		927,428		964,681		1,042,769		1,069,532		1,119,633		1,078,893		1,208,303		1,311,705
MSCI All Country World Index Growth Net
Account Value [Line Items]
Accumulated Value		10,000		9,191		9,833		10,311		10,072		10,516		11,326		12,026		12,703		14,015		13,337		13,871		12,844		13,121		14,402		14,671		15,031		16,235		15,206		18,183		18,499		21,414		22,751		23,988		24,917		22,956		20,134		19,938		17,629		19,638		20,630		22,992		20,638		24,190		25,214		27,532	28,320	30,433	28,483	33,094	36,812
MSCI All Country World Index Growth Net
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,191		$ 9,833		$ 10,311		$ 10,072		$ 10,516		$ 11,326		$ 12,026		$ 12,703		$ 14,015		$ 13,337		$ 13,871		$ 12,844		$ 13,121		$ 14,402		$ 14,671		$ 15,031		$ 16,235		$ 15,206		$ 18,183		$ 18,499		$ 21,414		$ 22,751		$ 23,988		$ 24,917		$ 22,956		$ 20,134		$ 19,938		$ 17,629		$ 19,638		$ 20,630		$ 22,992		$ 20,638		$ 24,190		$ 25,214		$ 27,532	$ 28,320	$ 30,433	$ 28,483	$ 33,094	$ 36,812
MSCI All Country World Index Growth Net
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,570		$ 552,750		$ 583,824		$ 644,154		$ 612,984		$ 637,531		$ 590,326		$ 603,056		$ 661,951		$ 674,299		$ 690,826		$ 746,180		$ 698,889		$ 835,698		$ 850,246		$ 984,208		$ 1,045,651		$ 1,102,521		$ 1,145,233		$ 1,055,068		$ 925,371		$ 916,379		$ 810,242		$ 902,605		$ 948,176		$ 1,056,738		$ 948,548		$ 1,111,793		$ 1,158,857		$ 1,265,413		$ 1,301,633		$ 1,398,762		$ 1,309,135		$ 1,521,020		$ 1,691,946